RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($) individual company Counterparty	Dec. 31, 2023 ARS ($) company Counterparty individual
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 5,161,033	$ 1,778,169
Number of recipient related parties | Counterparty	79	80
Average total financial exposure	$ 65,330	$ 22,227
Single largest financial exposure	$ 2,238,987	$ 1,387,195
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	67	68
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	12	12